SUPPLEMENTAL INFORMATION - Schedule of Net Change in Working Capital Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets	$ (633)	$ (233)	$ 540
Accounts payable and accrued liabilities	(55)	120	(60)
Other assets and liabilities	13	(219)	(12)
Increase (decrease) in working capital	$ (675)	$ (332)	$ 468